WESTCORE TRUST

Supplement Dated March 31, 2014, to the Westcore Equity and Bond Funds Statement of Additional Information (“SAI”), dated April 30, 2013, as supplemented.

1.

Effective March 31, 2014, Todger Anderson, President of the Westcore Trust (the “Trust”), has retired.  The Board has appointed John W. Zimmerman to serve as President of the Trust effective April 1, 2014.

2.

The information regarding Mr. Anderson is hereby removed from the Officers Table under the section titled “Management of the Funds” on page 50 of the SAI and replaced with the following:

Name, Address and Age[1]	Position(s) Held with The Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s)
John W. Zimmerman Age 51 Denver Investments 1225 17th Street 26th Fl. Denver, Colorado 80202	President	Since April 1, 2014	• President, Denver Investments, 2013 - Present • Partner, Northern Lights Capital Group, 2007 - 2013

1.

The information regarding Jasper R. Frontz in the Officers Table under the section titled “Management of the Funds” on page 50 of the SAI is hereby replaced with the following:

Name, Address and Age[1]	Position(s) Held with The Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s)
Jasper R. Frontz, CPA, CFA Age 45 Denver Investments 1225 17th Street-26th Fl. Denver, Colorado 80202	Treasurer Chief Compliance Officer	Since Feb. 12, 1997 Since Sept. 29, 2004

•

Chief Compliance Officer, March 31, 2014-present, Partner and Chief Operations Officer, January 1, 2014-present, Denver Investments; prior thereto, Vice President, May 2000-December 2013, Director of Mutual Fund Administration, June 1997-May 2000, Denver Investments

•

Registered Representative, ALPS Distributors, Inc., 1995-present

•

Treasurer, November 1997-2011 and Chief Compliance Officer September 2004-2011, Blue Chip Value Fund, Inc. (mutual fund).

1.

The second paragraph under the section titled “Management of the Funds” on page 57 of the SAI is hereby removed and replaced with the following:

The Adviser, of which Mr. Zimmerman, President of the Trust, is President, and Mr. Frontz, Treasurer of the Trust, is a Partner, Chief Operations Officer and Chief Compliance Officer, receives compensation as the investment advisor and co-administrator. ALPS Fund Services, Inc. (“ALPS”), of which Ms. Kerschen and Mr. Buhler are employees, receives compensation as co-administrator, bookkeeping and pricing agent, and shareholder telephone servicing agent to the Trust and its affiliate, ADI, serves as distributor to the Trust.

Please retain this supplement for future reference.

WESTCORE TRUST

Supplement Dated March 31, 2014, to the Westcore Small-Cap Growth Fund Statement of Additional Information (“SAI”), dated December 19, 2013, as supplemented

2.

Effective March 31, 2014, Todger Anderson, President of the Westcore Trust (the “Trust”), has retired.  The Board has appointed John W. Zimmerman to serve as President of the Trust effective April 1, 2014.

3.

The information regarding Mr. Anderson is hereby removed from the Officers Table under the section titled “Management of the Funds” on page 32 of the SAI and replaced with the following:

Name, Address and Age[1]	Position(s) Held with The Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s)
John W. Zimmerman Age 51 Denver Investments 1225 17th Street 26th Fl. Denver, Colorado 80202	President	Since April 1, 2014	• President, Denver Investments, 2013 - Present • Partner, Northern Lights Capital Group, 2007 - 2013

1.

The information regarding Jasper R. Frontz in the Officers Table under the section titled “Management of the Funds” on page 32 of the SAI is hereby replaced with the following:

Name, Address and Age[1]	Position(s) Held with The Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s)
Jasper R. Frontz, CPA, CFA Age 45 Denver Investments 1225 17th Street-26th Fl. Denver, Colorado 80202	Treasurer Chief Compliance Officer	Since Feb. 12, 1997 Since Sept. 29, 2004

•

Chief Compliance Officer, March 31, 2014-present, Partner and Chief Operations Officer, January 1, 2014-present, Denver Investments; prior thereto, Vice President, May 2000-December 2013, Director of Mutual Fund Administration, June 1997-May 2000, Denver Investments

•

Registered Representative, ALPS Distributors, Inc., 1995-present

•

Treasurer, November 1997-2011 and Chief Compliance Officer September 2004-2011, Blue Chip Value Fund, Inc. (mutual fund).

1.

The second paragraph under the section titled “Management of the Funds” on page 37 of the SAI is hereby removed and replaced with the following:

The Adviser, of which Mr. Zimmerman, President of the Trust, is President, and Mr. Frontz, Treasurer of the Trust, is a Partner, Chief Operations Officer and Chief Compliance Officer, receives compensation as the investment advisor and co-administrator. ALPS Fund Services, Inc. (“ALPS”), of which Ms. Kerschen and Mr. Buhler are employees, receives compensation as co-administrator, bookkeeping and pricing agent, and shareholder telephone servicing agent to the Trust and its affiliate, ADI, serves as distributor to the Trust.

Please retain this supplement for future reference.